Equity reserves and long-term incentive plan awards - Disclosure of detailed information about movement in share-based compensation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reserves within equity [line items]
Stock options	$ 1,049	$ 1,128
Share units	1,486	0
Share-based compensation expense, equity-settled awards	2,535	1,128
Share-based compensation expense, cash-settled awards	7,771	5,746
Total share-based compensation expense	$ 10,306	$ 6,874